Distribution Date:	05/17/24	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
Determination Date:	05/13/24
Next Distribution Date:	06/17/24
Record Date:	04/30/24	Commercial Mortgage Pass-Through Certificates
Series 2016-C30

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766NAW5	1.389000%	34,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766NAX3	2.651000%	4,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766NAY1	2.729000%	46,900,000.00	17,822,430.60	888,235.69	40,531.18	0.00	0.00	928,766.87	16,934,194.91	34.61%	30.00%
A-3	61766NAZ8	2.367000%	13,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61766NBA2	2.600000%	230,000,000.00	191,174,350.00	0.00	414,211.09	0.00	0.00	414,211.09	191,174,350.00	34.61%	30.00%
A-5	61766NBB0	2.860000%	291,364,000.00	291,364,000.00	0.00	694,417.53	0.00	0.00	694,417.53	291,364,000.00	34.61%	30.00%
A-S	61766NBE4	3.175000%	79,671,000.00	79,671,000.00	0.00	210,796.19	0.00	0.00	210,796.19	79,671,000.00	24.18%	21.00%
B	61766NBF1	3.307000%	42,049,000.00	42,049,000.00	0.00	115,880.04	0.00	0.00	115,880.04	42,049,000.00	18.68%	16.25%
C	61766NBG9	4.039030%	40,942,000.00	40,942,000.00	0.00	137,804.96	0.00	0.00	137,804.96	40,942,000.00	13.32%	11.63%
D	61766NAJ4	3.000000%	38,729,000.00	38,729,000.00	0.00	96,822.50	0.00	0.00	96,822.50	38,729,000.00	8.25%	7.25%
E	61766NAL9	3.000000%	24,344,000.00	24,344,000.00	0.00	60,860.00	0.00	0.00	60,860.00	24,344,000.00	5.06%	4.50%
F	61766NAN5	3.000000%	9,959,000.00	9,959,000.00	0.00	24,897.50	0.00	0.00	24,897.50	9,959,000.00	3.76%	3.38%
G*	61766NAQ8	3.000000%	29,876,844.00	28,684,055.11	0.00	49,728.10	0.00	364.18	49,728.10	28,683,690.93	0.00%	0.00%
V	61766NAT2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766NAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			885,234,844.02	764,738,835.71	888,235.69	1,845,949.09	0.00	364.18	2,734,184.78	763,850,235.84

X-A	61766NBC8	1.283035%	619,664,000.00	500,360,780.60	0.00	534,983.61	0.00	0.00	534,983.61	499,472,544.91
X-B	61766NBD6	0.612431%	162,662,000.00	162,662,000.00	0.00	83,016.03	0.00	0.00	83,016.03	162,662,000.00
X-D	61766NAA3	1.039030%	38,729,000.00	38,729,000.00	0.00	33,533.82	0.00	0.00	33,533.82	38,729,000.00
X-E	61766NAC9	1.039030%	24,344,000.00	24,344,000.00	0.00	21,078.45	0.00	0.00	21,078.45	24,344,000.00
X-F	61766NAE5	1.039030%	9,959,000.00	9,959,000.00	0.00	8,623.08	0.00	0.00	8,623.08	9,959,000.00
X-G	61766NAG0	1.039030%	29,876,844.00	28,684,055.11	0.00	24,836.32	0.00	0.00	24,836.32	28,683,690.93
Notional SubTotal			885,234,844.00	764,738,835.71	0.00	706,071.31	0.00	0.00	706,071.31	763,850,235.84

Deal Distribution Total					888,235.69	2,552,020.40	0.00	364.18	3,440,256.09

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766NAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766NAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766NAY1	380.00918124	18.93892729	0.86420426	0.00000000	0.00000000	0.00000000	0.00000000	19.80313156	361.07025394
A-3	61766NAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61766NBA2	831.19282609	0.00000000	1.80091778	0.00000000	0.00000000	0.00000000	0.00000000	1.80091778	831.19282609
A-5	61766NBB0	1,000.00000000	0.00000000	2.38333332	0.00000000	0.00000000	0.00000000	0.00000000	2.38333332	1,000.00000000
A-S	61766NBE4	1,000.00000000	0.00000000	2.64583336	0.00000000	0.00000000	0.00000000	0.00000000	2.64583336	1,000.00000000
B	61766NBF1	1,000.00000000	0.00000000	2.75583343	0.00000000	0.00000000	0.00000000	0.00000000	2.75583343	1,000.00000000
C	61766NBG9	1,000.00000000	0.00000000	3.36585804	0.00000000	0.00000000	0.00000000	0.00000000	3.36585804	1,000.00000000
D	61766NAJ4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61766NAL9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	61766NAN5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G	61766NAQ8	960.07647628	0.00000000	1.66443618	0.73575509	38.83880975	0.00000000	0.01218937	1.66443618	960.06428691
V	61766NAT2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766NAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766NBC8	807.47111435	0.00000000	0.86334467	0.00000000	0.00000000	0.00000000	0.00000000	0.86334467	806.03769932
X-B	61766NBD6	1,000.00000000	0.00000000	0.51035909	0.00000000	0.00000000	0.00000000	0.00000000	0.51035909	1,000.00000000
X-D	61766NAA3	1,000.00000000	0.00000000	0.86585814	0.00000000	0.00000000	0.00000000	0.00000000	0.86585814	1,000.00000000
X-E	61766NAC9	1,000.00000000	0.00000000	0.86585812	0.00000000	0.00000000	0.00000000	0.00000000	0.86585812	1,000.00000000
X-F	61766NAE5	1,000.00000000	0.00000000	0.86585802	0.00000000	0.00000000	0.00000000	0.00000000	0.86585802	1,000.00000000
X-G	61766NAG0	960.07647628	0.00000000	0.83128994	0.00000000	0.00000000	0.00000000	0.00000000	0.83128994	960.06428691

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	04/01/24 - 04/30/24	30	0.00	40,531.18	0.00	40,531.18	0.00	0.00	0.00	40,531.18	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	04/01/24 - 04/30/24	30	0.00	414,211.09	0.00	414,211.09	0.00	0.00	0.00	414,211.09	0.00
A-5	04/01/24 - 04/30/24	30	0.00	694,417.53	0.00	694,417.53	0.00	0.00	0.00	694,417.53	0.00
X-A	04/01/24 - 04/30/24	30	0.00	534,983.61	0.00	534,983.61	0.00	0.00	0.00	534,983.61	0.00
X-B	04/01/24 - 04/30/24	30	0.00	83,016.03	0.00	83,016.03	0.00	0.00	0.00	83,016.03	0.00
X-D	04/01/24 - 04/30/24	30	0.00	33,533.82	0.00	33,533.82	0.00	0.00	0.00	33,533.82	0.00
X-E	04/01/24 - 04/30/24	30	0.00	21,078.45	0.00	21,078.45	0.00	0.00	0.00	21,078.45	0.00
X-F	04/01/24 - 04/30/24	30	0.00	8,623.08	0.00	8,623.08	0.00	0.00	0.00	8,623.08	0.00
X-G	04/01/24 - 04/30/24	30	0.00	24,836.32	0.00	24,836.32	0.00	0.00	0.00	24,836.32	0.00
A-S	04/01/24 - 04/30/24	30	0.00	210,796.19	0.00	210,796.19	0.00	0.00	0.00	210,796.19	0.00
B	04/01/24 - 04/30/24	30	0.00	115,880.04	0.00	115,880.04	0.00	0.00	0.00	115,880.04	0.00
C	04/01/24 - 04/30/24	30	0.00	137,804.96	0.00	137,804.96	0.00	0.00	0.00	137,804.96	0.00
D	04/01/24 - 04/30/24	30	0.00	96,822.50	0.00	96,822.50	0.00	0.00	0.00	96,822.50	0.00
E	04/01/24 - 04/30/24	30	0.00	60,860.00	0.00	60,860.00	0.00	0.00	0.00	60,860.00	0.00
F	04/01/24 - 04/30/24	30	0.00	24,897.50	0.00	24,897.50	0.00	0.00	0.00	24,897.50	0.00
G	04/01/24 - 04/30/24	30	1,135,560.12	71,710.14	0.00	71,710.14	21,982.04	0.00	0.00	49,728.10	1,160,381.06
Totals			1,135,560.12	2,574,002.44	0.00	2,574,002.44	21,982.04	0.00	0.00	2,552,020.40	1,160,381.06

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,440,256.09
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,584,920.99	Master Servicing Fee	4,493.03
Interest Reductions due to Nonrecoverability Determination	(18,499.90)	Certificate Administrator Fee	4,011.66
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	318.64
ARD Interest	0.00	Operating Advisor Fee	1,430.50
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	356.88
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,566,421.09	Total Fees	10,900.70

Principal		Expenses/Reimbursements
Scheduled Principal	888,599.87	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	364.18
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	888,599.87	Total Expenses/Reimbursements	3,864.18

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,552,020.40
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	888,235.69
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,440,256.09
Total Funds Collected	3,455,020.96	Total Funds Distributed	3,455,020.97

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	764,738,835.71	764,738,835.71	Beginning Certificate Balance	764,738,835.71
(-) Scheduled Principal Collections	888,599.87	888,599.87	(-) Principal Distributions	888,235.69
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	364.18
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	364.18
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	763,850,235.84	763,850,235.84	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	764,959,401.00	764,959,401.00	Ending Certificate Balance	763,850,235.84
Ending Actual Collateral Balance	764,070,801.13	764,070,801.13

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,192,789.66	0.00	UC / (OC) Change	0.00
Current Period Advances	364.18	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,193,153.84	0.00	Net WAC Rate	4.04%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	104,190,087.72	13.64%	26	4.3597	NAP	Defeased	9	104,190,087.72	13.64%	26	4.3597	NAP
5,000,000 or less	7	27,301,878.17	3.57%	27	4.6787	1.476067	1.30 or less	11	223,370,377.04	29.24%	27	4.3128	0.948908
5,000,001 to 10,000,000	11	75,987,642.34	9.95%	26	4.1012	3.113449	1.31 to 1.40	1	3,748,883.40	0.49%	25	5.2300	1.339900
10,000,001 to 15,000,000	4	50,792,584.85	6.65%	22	4.9951	1.275646	1.41 to 1.50	1	6,661,847.64	0.87%	22	4.8970	1.442900
15,000,001 to 20,000,000	4	69,340,354.64	9.08%	25	4.0510	1.858061	1.51 to 1.60	3	55,237,780.97	7.23%	26	4.3124	1.554454
20,000,001 to 25,000,000	4	91,902,297.55	12.03%	27	4.3763	2.381989	1.61 to 1.80	7	112,274,540.92	14.70%	26	3.8385	1.730002
25,000,001 to 50,000,000	1	36,294,017.89	4.75%	27	4.7160	0.568300	1.81 to 2.00	1	6,007,520.04	0.79%	28	4.3700	1.953700
50,000,001 or greater	5	308,041,372.68	40.33%	28	3.5590	2.457392	2.01 to 2.25	3	96,755,209.40	12.67%	26	3.9011	2.065653
Totals	45	763,850,235.84	100.00%	26	4.0557	2.162374	2.26 to 2.50	1	4,675,416.83	0.61%	28	4.1500	2.350900
							2.51 to 3.00	1	24,063,055.75	3.15%	27	4.5000	2.940100
							3.01 or greater	7	126,865,516.13	16.61%	27	3.3699	5.257516
							Totals	45	763,850,235.84	100.00%	26	4.0557	2.162374
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	13	104,190,087.72	13.64%	26	4.3597	NAP
							Defeased	13	104,190,087.72	13.64%	26	4.3597	NAP
California	5	56,913,608.39	7.45%	24	4.5826	1.306236
							Lodging	6	64,409,861.59	8.43%	26	4.5777	2.222560
Colorado	1	6,007,520.04	0.79%	28	4.3700	1.953700
							Mixed Use	2	12,720,350.45	1.67%	28	4.4653	1.887884
Delaware	1	51,861,245.47	6.79%	27	4.2730	0.973100
							Multi-Family	2	8,785,377.16	1.15%	27	4.7186	3.313563
Florida	6	118,981,023.77	15.58%	28	4.3800	1.206596
							Office	13	268,060,833.45	35.09%	26	3.9755	2.713085
Georgia	1	3,938,080.23	0.52%	25	4.1680	1.570200
							Retail	18	301,008,308.63	39.41%	27	3.8720	1.769008
Illinois	1	4,285,691.16	0.56%	27	5.1800	(0.178000)
							Self Storage	1	4,675,416.83	0.61%	28	4.1500	2.350900
Indiana	1	6,190,412.21	0.81%	28	4.7800	1.627900
							Totals	55	763,850,235.84	100.00%	26	4.0557	2.162374
Massachusetts	4	88,405,452.95	11.57%	27	2.9672	5.735603

Michigan	5	100,097,160.50	13.10%	28	3.6552	2.078136

Nevada	2	20,000,000.00	2.62%	26	3.7440	3.704161

New York	2	7,098,568.32	0.93%	26	4.9799	1.519781

North Carolina	1	11,328,363.06	1.48%	26	4.8000	1.530300

Ohio	2	79,943,403.00	10.47%	27	3.6828	1.992436

Pennsylvania	4	30,591,671.53	4.00%	27	4.6647	2.917332

South Carolina	1	6,361,514.22	0.83%	25	4.1680	1.570200

Virginia	2	19,237,872.61	2.52%	18	5.1275	1.640225

Washington, DC	2	42,704,370.51	5.59%	27	3.9282	1.349760

Wisconsin	1	5,714,190.14	0.75%	28	4.0000	1.125300

Totals	55	763,850,235.84	100.00%	26	4.0557	2.162374

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	104,190,087.72	13.64%	26	4.3597	NAP	Defeased	9	104,190,087.72	13.64%	26	4.3597	NAP
	4.5000% or less	20	488,688,899.29	63.98%	27	3.7040	2.448193	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	10	114,094,612.19	14.94%	26	4.7509	1.718126	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	6	56,876,636.64	7.45%	22	5.1252	1.311535	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	763,850,235.84	100.00%	26	4.0557	2.162374	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	36	659,660,148.12	86.36%	27	4.0076	2.223917
								Totals	45	763,850,235.84	100.00%	26	4.0557	2.162374
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	104,190,087.72	13.64%	26	4.3597	NAP	Defeased	9	104,190,087.72	13.64%	26	4.3597	NAP
	84 months or less	36	659,660,148.12	86.36%	27	4.0076	2.223917	Interest Only	9	279,247,250.00	36.56%	27	3.3375	3.132707
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	270 months or less	27	380,412,898.12	49.80%	26	4.4995	1.556808
	Totals	45	763,850,235.84	100.00%	26	4.0557	2.162374	271 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	763,850,235.84	100.00%	26	4.0557	2.162374
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	104,190,087.72	13.64%	26	4.3597	NAP			No outstanding loans in this group
Underwriter's Information		3	70,628,000.00	9.25%	27	2.8401	6.151642
	12 months or less	32	575,442,086.04	75.33%	27	4.1251	1.764876
	13 months to 24 months	1	13,590,062.08	1.78%	24	5.1000	1.248500
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	763,850,235.84	100.00%	26	4.0557	2.162374
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453011370	OF	Boston	MA	Actual/360	2.798%	134,079.29	0.00	0.00	08/06/26	11/06/28	--	57,500,000.00	57,500,000.00	05/06/24
1A	453011391	OF	Boston	MA	Actual/360	2.798%	23,318.14	0.00	0.00	08/06/26	11/06/28	--	10,000,000.00	10,000,000.00	05/06/24
1B	453011392	OF	Boston	MA	Actual/360	2.798%	23,318.14	0.00	0.00	08/06/26	11/06/28	--	10,000,000.00	10,000,000.00	05/06/24
2	453011388	RT	Columbus	OH	Actual/360	3.616%	225,993.75	0.00	0.00	N/A	08/05/26	--	75,000,000.00	75,000,000.00	05/05/24
3	300801500	RT	Ann Arbor	MI	Actual/360	3.292%	192,033.33	0.00	0.00	N/A	09/01/26	--	70,000,000.00	70,000,000.00	05/01/24
4	1647831	RT	Estero	FL	Actual/360	3.953%	177,185.87	107,639.93	0.00	N/A	10/01/26	--	53,787,767.14	53,680,127.21	05/01/24
5	695100688	OF	Wilmington	DE	Actual/360	4.273%	184,965.72	83,259.25	0.00	N/A	08/06/26	--	51,944,504.72	51,861,245.47	05/06/24
6	695100692	OF	Miami	FL	Actual/360	4.716%	142,931.42	75,300.55	0.00	N/A	08/06/26	--	36,369,318.44	36,294,017.89	05/06/24
8	300801491	MF	Clemson	SC	Actual/360	4.100%	93,873.11	51,086.40	0.00	N/A	08/01/26	--	27,475,056.53	27,423,970.13	05/01/24
9	695100687	OF	Troy	MI	Actual/360	4.500%	90,429.37	51,442.52	0.00	N/A	08/06/26	--	24,114,498.27	24,063,055.75	05/06/24
10	1647550	LO	Hazleton	PA	Actual/360	4.600%	91,923.35	50,181.67	0.00	N/A	09/01/26	--	23,980,005.56	23,929,823.89	05/01/24
11	300801496	LO	Washington	DC	Actual/360	4.204%	79,718.05	50,544.94	0.00	N/A	08/01/26	--	22,754,915.45	22,704,370.51	05/01/24
12	300801503	RT	Various	Various	Actual/360	4.168%	73,818.81	47,969.01	0.00	N/A	06/01/26	--	21,253,016.41	21,205,047.40	05/01/24
13	306561013	RT	Las Vegas	NV	Actual/360	3.744%	52,640.64	0.00	0.00	N/A	07/01/26	--	16,872,000.00	16,872,000.00	05/01/24
13A	306561113	RT	Las Vegas	NV	Actual/360	3.744%	9,759.36	0.00	0.00	N/A	07/01/26	--	3,128,000.00	3,128,000.00	05/01/24
14	300801502	OF	Washington	DC	Actual/360	3.615%	60,250.00	0.00	0.00	N/A	08/10/26	--	20,000,000.00	20,000,000.00	05/10/24
15	302691154	RT	Wilsonville	OR	Actual/360	5.050%	75,015.23	31,881.32	0.00	N/A	01/06/26	07/06/25	17,825,400.58	17,793,519.26	05/06/24
16	1647705	IN	Goodlettsville	TN	Actual/360	4.280%	67,766.67	0.00	0.00	N/A	05/01/26	--	19,000,000.00	19,000,000.00	05/01/24
17	302691161	OF	San Diego	CA	Actual/360	5.032%	66,042.27	28,244.06	0.00	N/A	01/06/26	--	15,749,348.70	15,721,104.64	05/06/24
18	300801499	OF	Long Beach	CA	Actual/360	3.960%	55,265.92	0.00	0.00	N/A	09/01/26	--	16,747,250.00	16,747,250.00	05/01/24
19	306561019	RT	Sanford	FL	Actual/360	5.100%	57,858.00	23,584.47	0.00	N/A	05/01/26	--	13,613,646.55	13,590,062.08	05/01/24
20	306561020	OF	Winchester	VA	Actual/360	4.980%	53,193.52	27,146.48	0.00	N/A	10/01/25	--	12,817,714.96	12,790,568.48	05/01/24
21	302691163	OF	Los Angeles	CA	Actual/360	5.070%	55,364.32	20,390.78	0.00	N/A	01/06/26	--	13,103,982.01	13,083,591.23	05/06/24
22	306561022	LO	Greensboro	NC	Actual/360	4.800%	45,452.52	34,767.05	0.00	N/A	07/01/26	--	11,363,130.11	11,328,363.06	05/01/24
23	306561023	MF	Boerne	TX	Actual/360	4.150%	43,816.95	23,265.31	0.00	N/A	09/01/26	--	12,669,960.03	12,646,694.72	05/01/24
24	1647763	LO	East Point	GA	Actual/360	4.330%	36,985.42	0.00	0.00	N/A	10/01/26	--	10,250,000.00	10,250,000.00	05/01/24
26	300801498	MU	Santa Clarita	CA	Actual/360	4.434%	24,783.42	21,040.29	0.00	N/A	09/01/26	--	6,707,285.98	6,686,245.69	05/01/24
27	306561027	LO	Newport News	VA	Actual/360	5.420%	29,226.23	23,447.27	0.00	N/A	01/01/26	--	6,470,751.40	6,447,304.13	05/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	300801441	RT	Lower Macungie	PA	Actual/360	4.897%	27,242.51	13,874.68	0.00	N/A	03/01/26	--	6,675,722.32	6,661,847.64	05/01/24
30	1647718	RT	The Villages	FL	Actual/360	3.950%	22,455.09	11,474.32	0.00	N/A	09/01/26	--	6,821,799.81	6,810,325.49	05/01/24
31	306561031	RT	Fort Collins	CO	Actual/360	4.370%	21,924.74	13,004.59	0.00	N/A	09/01/26	--	6,020,524.63	6,007,520.04	05/01/24
32	695100699	RT	Carmel	IN	Actual/360	4.780%	24,705.52	11,809.54	0.00	N/A	09/06/26	--	6,202,221.75	6,190,412.21	05/06/24
33	300801492	SS	Glendale	AZ	Actual/360	4.280%	24,253.33	0.00	0.00	N/A	08/01/26	--	6,800,000.00	6,800,000.00	05/01/24
34	306561034	MU	Canton	MI	Actual/360	4.500%	22,670.18	11,277.74	0.00	N/A	08/01/26	--	6,045,382.50	6,034,104.76	05/01/24
35	306561035	MF	Tarpon Springs	FL	Actual/360	4.730%	21,470.30	11,317.58	0.00	N/A	07/01/26	--	5,447,009.82	5,435,692.24	05/01/24
36	1647739	RT	Brookfield	WI	Actual/360	4.000%	19,083.15	10,755.31	0.00	N/A	09/01/26	--	5,724,945.45	5,714,190.14	05/01/24
37	695100700	RT	Bellaire	OH	Actual/360	4.697%	19,384.23	8,923.55	0.00	N/A	09/06/26	--	4,952,326.55	4,943,403.00	05/06/24
38	300801507	SS	Various	SC	Actual/360	4.257%	16,479.18	8,938.38	0.00	N/A	09/01/26	--	4,645,295.24	4,636,356.86	05/01/24
39	300801497	SS	Los Angeles	CA	Actual/360	4.150%	16,195.51	7,623.55	0.00	N/A	09/01/26	--	4,683,040.38	4,675,416.83	05/01/24
41	306561041	RT	Tinley Park	IL	Actual/360	5.180%	0.00	0.00	0.00	N/A	08/01/26	--	4,285,691.16	4,285,691.16	02/01/19
42	306561042	RT	Richfield Springs	NY	Actual/360	5.230%	16,370.79	7,320.73	0.00	N/A	06/01/26	--	3,756,204.13	3,748,883.40	05/01/24
43	306561043	MF	Ithaca	NY	Actual/360	4.700%	13,141.76	5,658.86	0.00	N/A	09/01/26	--	3,355,343.78	3,349,684.92	05/01/24
44	300801488	IN	Columbus	OH	Actual/360	4.543%	12,302.83	5,673.46	0.00	N/A	07/01/26	--	3,249,702.49	3,244,029.03	05/01/24
45	1647806	RT	Boynton Beach	FL	Actual/360	5.000%	13,230.35	4,484.76	0.00	N/A	09/01/26	--	3,175,283.62	3,170,798.86	05/01/24
47	306561047	RT	Lees Summit	MO	Actual/360	4.250%	8,502.80	5,271.52	0.00	N/A	09/01/26	--	2,400,789.24	2,395,517.72	05/01/24
Totals							2,566,421.09	888,599.87	0.00				764,738,835.71	763,850,235.84
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	79,510,834.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	55,002,083.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,684,053.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	15,023,182.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	2,700,214.91	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,458,593.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	7,268,754.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,199,151.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,800,656.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	11,876,914.65	8,283,061.91	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	69,246,222.00	55,859,496.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	22,396,116.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,111,371.44	595,629.18	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	591,261.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,448,829.89	1,010,310.15	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,703,219.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,249,988.82	1,449,048.14	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,621,165.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	918,428.93	730,746.70	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,229,350.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	760,120.71	547,652.42	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	751,241.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	867,106.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	573,854.51	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	937,551.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,292,183.45	432,377.69	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	454,348.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	532,038.14	308,377.89	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	677,501.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	59,427.00	0.00	--	--	07/11/23	4,285,691.16	386,923.98	0.00	0.00	416,089.08	364.18
42	390,866.56	98,560.81	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	406,705.68	299,669.43	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	281,007.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	303,750,275.53	72,888,999.74				4,285,691.16	386,923.98	0.00	0.00	416,089.08	364.18

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/24	0	0.00	0	0.00	1	4,285,691.16	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	4.055661%	4.037129%	26
04/17/24	0	0.00	0	0.00	1	4,285,691.16	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	4.056163%	4.037629%	27
03/15/24	0	0.00	0	0.00	1	4,285,691.16	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	4.056628%	4.038092%	28
02/16/24	0	0.00	0	0.00	1	4,285,691.16	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	4.057156%	4.038619%	29
01/18/24	0	0.00	0	0.00	1	4,285,691.16	0	0.00	1	4,285,691.16	0	0.00	0	0.00	1	33,315,748.23	4.057615%	4.039076%	30
12/15/23	0	0.00	0	0.00	1	4,285,691.16	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	4.103331%	4.084915%	31
11/17/23	0	0.00	0	0.00	1	4,285,691.16	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	4.103831%	4.085413%	32
10/17/23	0	0.00	0	0.00	1	4,285,691.16	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	4.104293%	4.085874%	33
09/15/23	0	0.00	0	0.00	1	4,285,691.16	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	4.104787%	4.086366%	34
08/17/23	0	0.00	0	0.00	1	4,285,691.16	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	4.105243%	4.086820%	35
07/17/23	0	0.00	0	0.00	1	4,285,691.16	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	4.105696%	4.087272%	36
06/16/23	0	0.00	0	0.00	1	4,285,691.16	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	4.109192%	4.090777%	37
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
41	306561041	02/01/19	62	6	0.00	0.00	423,357.15	4,506,256.47	05/10/19	7			12/15/22
Totals					0.00	0.00	423,357.15	4,506,256.47

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		105,087,997	105,087,997		0	0
25 - 36 Months		581,262,238	576,976,547		0	4,285,691
37 - 48 Months		0	0		0	0
49 - 60 Months		77,500,000	77,500,000		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-24	763,850,236	759,564,545	0	0	0	4,285,691
Apr-24	764,738,836	760,453,145	0	0	0	4,285,691
Mar-24	765,568,871	761,283,180	0	0	0	4,285,691
Feb-24	766,506,440	762,220,749	0	0	0	4,285,691
Jan-24	767,329,672	763,043,981	0	0	0	4,285,691
Dec-23	801,524,992	797,239,301	0	0	0	4,285,691
Nov-23	802,461,581	798,175,889	0	0	0	4,285,691
Oct-23	803,334,094	799,048,403	0	0	0	4,285,691
Sep-23	804,263,878	799,978,187	0	0	0	4,285,691
Aug-23	805,129,389	800,843,698	0	0	0	4,285,691
Jul-23	805,991,537	801,705,846	0	0	0	4,285,691
Jun-23	809,941,975	805,656,283	0	0	0	4,285,691
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
41	306561041	4,285,691.16	4,506,256.47	1,570,000.00	06/05/23	(53,845.00)	(0.17800)	12/31/23	08/01/26	267
Totals		4,285,691.16	4,506,256.47	1,570,000.00		(53,845.00)

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
41	306561041	RT	IL	05/10/19	7

REO Title Date: 12/15/22. Collateral consists of an 18,214-square foot retail condo property that is located on the ground floor of 5-story residential condo building at 7020-7086 W. 183rd Street in Tinley Park, Illinois. The improvements were constructed in 2006 and are situated on a 2.64-acre site. Deferred Maintenance: The property is in good condition. Leasing Summary: The property is currently 41% leased. The property is currently configures with eight (8) units and there are four (4) vacancies. Currently negotiating a new lease with a physical rehab tenant for one of the vacancies. Marketing Summary: The property is not currently listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	453011388	75,000,000.00	3.61590%	75,000,000.00	3.61590%	10	07/07/20	06/05/20	08/11/20
2	453011388	0.00	3.61590%	0.00	3.61590%	10	07/24/20	06/05/20	08/11/20
2	453011388	0.00	3.61590%	0.00	3.61590%	10	06/05/20	06/05/20	08/11/20
7	695100661	35,808,157.36	5.14500%	35,808,157.36	5.14500%	10	05/06/20	05/06/20	06/11/20
19	306561019	14,523,779.03	5.10000%	14,523,779.03	5.10000%	10	08/06/20	08/01/20	09/11/20
40	306561040	0.00	5.20000%	0.00	5.20000%	10	07/01/21	07/01/21	09/13/21
Totals		125,331,936.39		125,331,936.39
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
41	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	18,499.90	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	18,499.90	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		21,999.90

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27